Segment data (Balance Sheets - Non-financial Services and Financial Services Businesses) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash and cash equivalents		¥ 4,190,518	¥ 3,574,704
Marketable securities	[1]	678,731	1,127,160
Finance receivables, net		6,614,171	6,647,771
Inventories		2,434,918	2,656,396
Prepaid expenses and other current assets		1,236,225	805,964
Total current assets		18,642,531	18,879,237
Noncurrent finance receivables, net		10,423,858	10,281,118
Investments and other assets		13,012,522	12,091,100
Property, plant and equipment		10,601,525	10,685,494	¥ 10,267,673
Total assets		52,680,436	51,936,949	50,308,249
Current liabilities
Short-term borrowings		5,286,026	5,344,973
Current portion of long-term debt		4,574,045	4,254,260
Accrued expenses		2,926,052	3,222,446
Income taxes payable		218,117	320,998
Other current liabilities		1,443,687	1,335,475
Total current liabilities		17,902,377	18,226,938
Long-term liabilities
Long-term debt		10,692,898	10,550,945
Accrued pension and severance costs		978,626	963,406
Other long-term liabilities		821,515	615,599
Total long-term liabilities		13,536,208	13,144,801
Total liabilities		31,438,585	31,371,739
Mezzanine equity	[2]	504,169	498,073
Total Toyota Motor Corporation shareholders' equity		20,060,618	19,348,152
Noncontrolling interests		677,064	718,985
Total shareholders' equity		20,737,682	20,067,137	¥ 19,430,102	¥ 18,183,076
Total liabilities, mezzanine equity and shareholders' equity		52,680,436	51,936,949
Eliminations
Current assets
Total assets		(1,335,121)	(1,092,638)
Long-term liabilities
Total liabilities		(1,335,195)	(1,092,679)
Non Financial Services Businesses
Current assets
Cash and cash equivalents		2,774,498	2,790,212
Marketable securities		648,982	1,108,540
Trade accounts and notes receivable, less allowance for doubtful accounts		2,155,943	2,489,105
Inventories		2,434,916	2,656,396
Prepaid expenses and other current assets		2,413,274	2,118,922
Total current assets		10,427,613	11,163,175
Investments and other assets		12,435,115	11,643,209
Property, plant and equipment		6,293,992	6,178,503
Total assets		29,156,720	28,984,887
Current liabilities
Short-term borrowings		483,871	579,901
Current portion of long-term debt		156,664	173,379
Accounts payable		2,404,385	2,616,143
Accrued expenses		2,789,153	3,075,411
Income taxes payable		201,200	300,703
Other current liabilities		1,773,883	1,755,737
Total current liabilities		7,809,156	8,501,274
Long-term liabilities
Long-term debt		818,371	784,256
Accrued pension and severance costs		963,061	948,377
Other long-term liabilities		1,303,628	1,059,237
Total long-term liabilities		3,085,060	2,791,870
Total liabilities		10,894,216	11,293,144
Financial Services Business
Current assets
Cash and cash equivalents		1,416,020	784,492
Marketable securities		29,749	18,620
Finance receivables, net		6,614,171	6,647,771
Prepaid expenses and other current assets		1,205,912	997,116
Total current assets		9,265,852	8,447,999
Noncurrent finance receivables, net		10,423,858	10,281,118
Investments and other assets		861,594	808,592
Property, plant and equipment		4,307,533	4,506,991
Total assets		24,858,837	24,044,700
Current liabilities
Short-term borrowings		5,432,180	5,113,888
Current portion of long-term debt		4,508,666	4,127,133
Accounts payable		39,226	39,187
Accrued expenses		151,857	161,105
Income taxes payable		16,917	20,295
Other current liabilities		982,892	997,842
Total current liabilities		11,131,738	10,459,450
Long-term liabilities
Long-term debt		10,006,491	9,974,516
Accrued pension and severance costs		15,566	15,029
Other long-term liabilities		725,769	722,279
Total long-term liabilities		10,747,826	10,711,824
Total liabilities		¥ 21,879,564	¥ 21,171,274

[1]	Marketable securities and Marketable securities and other securities investments for the fiscal year ended March 31, 2020 include securities loaned of ¥156,051 million and ¥2,061,295 million, respectively.
[2]	The total number of authorized shares for common stock and Model AA Class Shares is 10,000,000,000 shares.